Equity - Translation Differences (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	€ (25,980)	€ (20,252)	€ (20,157)
Brazilian real
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	(15,365)	(10,910)	(10,603)
Pound sterling
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	(3,344)	(2,868)	(3,266)
Argentine peso
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	(2,178)	(1,936)	(1,890)
Other currencies
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	(1,339)	(810)	(882)
Venezuelan Bolívar Soberano
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	€ (3,754)	€ (3,728)	€ (3,516)